Loss per ordinary share (Tables)	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of basis loss per ordinary share

	2024	2023
	USD	USD

Loss attributable to owners of the Company (USD)	(2,304,026)	(729,159)

Weighted average number of ordinary shares (units)	47,858,162	45,942,504

Basic and diluted loss per ordinary share (USD)	(0.05)	(0.02)